Dollar [Member] Expense Example - Dollar - T-FUND - Dollar Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 43
Expense Example, with Redemption, 3 Years	137
Expense Example, with Redemption, 5 Years	240
Expense Example, with Redemption, 10 Years	$ 541